Leases - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Remaining Lease Term [Abstract]
Operating leases	7 years 1 month 2 days	7 years 8 months 19 days	8 years 5 months 19 days
Finance leases	3 years 7 months 6 days	4 years 3 months 21 days	4 years 8 months 23 days
Leases, Weighted Average Discount Rate [Abstract]
Operating leases	6.98%	6.88%	6.71%
Finance leases	5.34%	5.12%	4.98%
Operating lease costs	$ 59	$ 62	$ 71
Finance lease costs	9	11	13
Short-term lease costs	22	13	1
Variable lease costs	25	23	23
Finance lease, ROU asset, amortization	$ 8	$ 10	$ 11